Income Tax - Additional Information (Detail)		24 Months Ended
	Jan. 01, 2018	Jan. 01, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in tax rate	35.00%
Tax rate on dividends generated by beneficiaries	35.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in tax rate		25.00%	30.00%
Tax rate on dividends		13.00%	7.00%